Shareholders' equity - Regulatory Capital Ratios (Details)	Dec. 31, 2023	Dec. 31, 2022
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio	0.115	0.112
Tier 1 capital ratio	0.142	0.141
Total capital ratio	0.150	0.149
Tier 1 leverage ratio	0.060	0.058
SLR	0.073	0.068
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio	0.162	0.156
Tier 1 capital ratio	0.162	0.156
Total capital ratio	0.163	0.157
Tier 1 leverage ratio	0.066	0.062
SLR	0.086	0.077